Note 14 - Concentration of Risk (Details) - Percentage of Gross Accounts Receivable (Accounts Receivable [Member], Customer Concentration Risk [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
WDC Solar Inc [Member]
Concentration Risk [Line Items]
Gross accounts receivable percentage	60.70%
JCF Wholesale [Member]
Concentration Risk [Line Items]
Gross accounts receivable percentage		2.40%
Sustainable Environmental Enterprises [Member]
Concentration Risk [Line Items]
Gross accounts receivable percentage		86.70%
Starwood Vacation Ownership Inc [Member]
Concentration Risk [Line Items]
Gross accounts receivable percentage		0.20%